Debt (New Revolver) (Detail) - New Revolver - USD ($)		3 Months Ended
	Mar. 21, 2017	Mar. 31, 2017	Apr. 03, 2017
Line Of Credit Facility [Line Items]
Borrowing base amount		$ 400,000,000
Debt instrument maturity date		Mar. 21, 2021
Initial borrowing base amount		$ 225,000,000
Debt instrument redetermination date		May 01, 2018
Availability under the facility		$ 104,172,000
Commitment fee on unused portion of the borrowing base		0.50%
Letter of Credit
Line Of Credit Facility [Line Items]
Basis spread on variable rate		0.125%
Alternate Base Rate
Line Of Credit Facility [Line Items]
Additional interest rate on outstanding amounts in event of default		2.00%
Outstanding borrowings, accruing interest rate		6.50%
Alternate Base Rate | Minimum
Line Of Credit Facility [Line Items]
Basis spread on variable rate		2.00%
Alternate Base Rate | Maximum
Line Of Credit Facility [Line Items]
Basis spread on variable rate		3.00%
Adjusted LIBO Rate
Line Of Credit Facility [Line Items]
One month interest period		1 month
Two month interest period		2 months
Three month interest period		3 months
Six month interest period		6 months
Adjusted LIBO Rate | Minimum
Line Of Credit Facility [Line Items]
Basis spread on variable rate		3.00%
Adjusted LIBO Rate | Maximum
Line Of Credit Facility [Line Items]
Basis spread on variable rate		4.00%
Subsequent Event | Adjusted LIBO Rate
Line Of Credit Facility [Line Items]
Outstanding borrowings, accruing interest rate			4.53%
Existing Credit Facility
Line Of Credit Facility [Line Items]
Borrowing base amount	$ 400,000,000
Debt instrument maturity date	Mar. 21, 2021
Initial borrowing base amount	$ 225,000,000
Debt instrument redetermination date	May 01, 2018
Availability under the facility	$ 104,172,000
Commitment fee on unused portion of the borrowing base	0.50%
Number of days to make election to eliminate borrowings in excess of borrowing base as the result of a redetermination	10 days
Existing Credit Facility | Letter of Credit
Line Of Credit Facility [Line Items]
Basis spread on variable rate	0.125%
Existing Credit Facility | Election One
Line Of Credit Facility [Line Items]
Number of days to eliminate borrowings in excess of borrowing base as the result of a redetermination	45 days
Existing Credit Facility | Election Two
Line Of Credit Facility [Line Items]
Number of days to eliminate borrowings in excess of borrowing base as the result of a redetermination	45 days
Equal monthly installment period to eliminate borrowings in excess of borrowing base as the result of redetermination	6 months
Existing Credit Facility | Alternate Base Rate
Line Of Credit Facility [Line Items]
Additional interest rate on outstanding amounts in event of default	2.00%
Existing Credit Facility | Alternate Base Rate | Minimum
Line Of Credit Facility [Line Items]
Basis spread on variable rate	2.00%
Existing Credit Facility | Alternate Base Rate | Maximum
Line Of Credit Facility [Line Items]
Basis spread on variable rate	3.00%
Existing Credit Facility | Adjusted LIBO Rate
Line Of Credit Facility [Line Items]
One month interest period	1 month
Two month interest period	2 months
Three month interest period	3 months
Six month interest period	6 months
Existing Credit Facility | Adjusted LIBO Rate | Minimum
Line Of Credit Facility [Line Items]
Basis spread on variable rate	3.00%
Existing Credit Facility | Adjusted LIBO Rate | Maximum
Line Of Credit Facility [Line Items]
Basis spread on variable rate	4.00%